Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Operating Expenses [Abstract]
Schedule of Operating Expenses

For the periods ended at June 30, 2025 and 2024, expenses comprised of the following:

	January 1 -	January 1 -
	June 30, 2025	June 30, 2024
Cost of revenues	7,367,528	9,886,487
General and administrative expenses	12,184,292	9,053,084
Selling and marketing expenses	3,067,288	6,461,905
Research and development expenses	1,111,242	611,317
Total	23,730,350	26,012,793

Schedule of Cost of Revenue

For the periods ended at June 30, 2025 and 2024, cost of revenue comprised of the following:

	January 1 -	January 1 -
	June 30, 2025	June 30, 2024

Personnel expenses	2,843,652	2,782,661
Depreciation expense	1,446,749	4,040,986
Operating lease expense	1,055,675	953,398
Data cost expenses	767,983	270,062
Rental vehicle maintenance and repair expenses	466,647	886,114
Commission expenses	286,128	180,449
Amortization expense	149,743	134,587
Fuel expenses	80,650	113,963
Other	270,301	524,267
Total	7,367,528	9,886,487

Schedule of General and Administrative Expenses

For the periods ended at June 30, 2025 and 2024 general and administrative expenses comprised of the following:

	January 1 -	January 1 -
	June 30, 2025	June 30, 2024

Personnel expenses	8,582,640	5,828,792
Consulting and legal expenses	1,783,094	2,008,036
Office expenses	365,900	206,062
Depreciation expense	199,074	183,498
Travelling expenses	126,420	141,575
Other	1,127,164	685,121
Total	12,184,292	9,053,084

Schedule of Selling and Marketing Expenses

For the periods ended at June 30, 2025 and 2024, selling and marketing expenses comprised of the following:

	January 1 -	January 1 -
	June 30, 2025	June 30, 2024
Advertising consulting expense	2,446,843	1,711,132
Social media expense	343,437	2,152,126
Promotion expense	86,554	1,240,311
Other	190,454	1,358,336
Total	3,067,288	6,461,905